Offerings - Offering: 1	Jun. 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 6,868,854,450.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 948,588.80
Offering Note	(1) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the proposed maximum aggregate value of transaction, estimated solely for the purposes of calculating the filing fee, as of June 8, 2026, was calculated based on the sum of: i. 91,991,287 issued and outstanding shares of TMHC common stock as of June 8, 2026, multiplied by $72.50 per share; ii. 1,552,502 shares of TMHC common stock underlying TMHC stock options as of June 8, 2026, multiplied by $72.50 per share; iii. 755,933 shares of TMHC common stock underlying TMHC restricted stock units and deferred stock units as of June 8, 2026, multiplied by $72.50 per share; and iv. 443,098 shares of TMHC common stock underlying TMHC performance-based restricted stock units as of June 8, 2026 (assuming target-level performance), multiplied by $72.50 per share.